U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


1.   Name and address of issuers:

     Reich & Tang Distributors L.P.              Gruntal & Co. Incorporated
     600 Fifth Avenue                            14 Wall Street
     New York, New York  10020-2302              New York, New York  10005

2.   Name of each series or class of funds for which this notice is filed:

     Municipal Securities Trust, Multi-State Series 39, Series 47 and 75th Discount Series

3.   Investment Company Act File Number:                811-2868

     Securities Act File Number:                        33-33606

4.   Last day of fiscal year for which this notice
     is filed:                                          December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: / /

6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None



C/M:  11939.0008 339748.1

9.   Number and aggregate sale price of securities sold during the fiscal year:

               149        Shares                        $  94,002.61
     --------------------                                -----------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             149        Shares                        $  94,002.61
     --------------------                                -----------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     Not Applicable

12.  Calculation of registration fee:


     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on rule
          24f-2 (from Item 10)                         $         94,002.61
                                                       ---------------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment plans
          (from Item 11, if applicable):               +         0
                                                       ---------------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                                 -          518,870.28
                                                       ---------------------

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to rule
          24e-2 (if applicable):                       +            0
                                                       ---------------------

     (v)  Net aggregate price of securities sold and
          issued during the fiscal year in reliance on
          rule 24f-2 [line (i), plus line (ii), less
          line (iii), plus line (iv)] (if applicable):                0
                                                       ---------------------

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable
          law or regulation (see instruction C.6):      x        1/3300
                                                       ---------------------

     (vii) Fee due [line (i) or line (v) multiplied
          by line (vi)]:                               $           0
                                                       ---------------------

     Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


13. Check Box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). / /


     Exhibit:  Opinion of Messrs. Battle Fowler LLP

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


C/M:  11939.0008 339748.1

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


By (Signature and Title)*     _______________________________________
                              Peter J. DeMarco, Authorized Signatory
                              for Reich & Tang Distributors L.P. and,
                              as Attorney-in-Fact, for Gruntal & Co.,
                              Incorporated.


Date:  February 24, 1997






















*  Please print the name and title of the signing officer below the signature.

C/M:  11939.0008 339748.1